Foreign currency assets and liabilities (Details) - ARS ($) $ / shares in Units, $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Trade and other receivables	$ 759,829	$ 826,094
Trade and other receivables related parties	465,189	514,150
Derivative financial instruments	6,673	9,056
Cash and cash equivalents	284,465	335,011
Trade and other payables	577,199	544,734
Total provisions	$ 54,919	50,315
Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency	$ 0.141
Prevailing exchange rate	$ 283.00
Cash and cash equivalents	$ 40	59
Foreign currency Assets [member]
Statement [Line Items]
Trade and other receivables	235,424	235,628
Investment in financial assets	192,724	198,450
Derivative financial instruments	4,800	5,672
Cash and cash equivalents	181,064	239,248
Total Assets	614,012	678,998
Foreign currency Liabilities [member]
Statement [Line Items]
Trade and other payables	189,774	148,496
Borrowings	1,716,147	1,550,768
Total lease liabilities	11,870	9,407
Total provisions	47,163	42,552
Total	0	60
Total Liabilities	$ 1,964,954	1,751,283
Cash And Cash Equivalent [Member] Urguayan Pesos [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.081
Prevailing exchange rate	$ 36.96
Cash and cash equivalents	$ 3	3
US Dollar [Member] | Lease Liabilities
Statement [Line Items]
Amount of foreign currency	$ 8.009
Prevailing exchange rate	$ 1,482.00
Trade and other payables	$ 11,870	9,407
US Dollar [Member] | Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency	$ 122.747
Prevailing exchange rate	$ 1,473.00
Cash and cash equivalents	$ 180,807	238,977
US Dollar [Member] | Investment in financial assets related parties [member]
Statement [Line Items]
Amount of foreign currency	$ 10.551
Prevailing exchange rate	$ 1,482.00
Investment in financial assets	$ 15,636	3,486
US Dollar [Member] | Trade And Other Receivable
Statement [Line Items]
Amount of foreign currency	$ 123.019
Prevailing exchange rate	$ 1,473.00
Trade and other receivables	$ 181,207	191,745
US Dollar [Member] | Trade and other receivables related parties [member]
Statement [Line Items]
Amount of foreign currency	$ 36.572
Prevailing exchange rate	$ 1,482.00
Trade and other receivables related parties	$ 54,200	43,864
US Dollar [Member] | Investment in financial assets [member]
Statement [Line Items]
Amount of foreign currency	$ 117.032
Prevailing exchange rate	$ 1,473.00
Investment in financial assets	$ 172,388	190,209
US Dollar [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Amount of foreign currency	$ 3.259
Prevailing exchange rate	$ 1,473.00
Derivative financial instruments	$ 4,800	5,672
US Dollar [Member] | Borrowings [Member]
Statement [Line Items]
Amount of foreign currency	$ 1,157.799
Prevailing exchange rate	$ 1,482.00
Borrowings	$ 1,715,858	1,549,314
US Dollar [Member] | Borrowings with related parties [member]
Statement [Line Items]
Amount of foreign currency	$ 0.195
Prevailing exchange rate	$ 1,482.00
Borrowings with related parties	$ 289	1,454
US Dollar [Member] | Derivative financial liabilities [member]
Statement [Line Items]
Amount of foreign currency	$ 0
Prevailing exchange rate	$ 0
Derivative financial instruments	$ 0	60
Guaranies [Member] | Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency	$ 16.427
Prevailing exchange rate	$ 0.24
Cash and cash equivalents	$ 4	12
New Israel Shekel [Member] | Provisions [member]
Statement [Line Items]
Amount of foreign currency	$ 94.765
Prevailing exchange rate	$ 497.68
Provisions	$ 47,163	42,552
New Israel Shekel [Member] | Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency	$ 0
Prevailing exchange rate	$ 0
Cash and cash equivalents	$ 0	1
New Israel Shekel [Member] | Investment in financial assets [member]
Statement [Line Items]
Amount of foreign currency	$ 7.555
Prevailing exchange rate	$ 497.68
Investment in financial assets	$ 3,760	3,588
Pounds [Member] | Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency	$ 0.002
Prevailing exchange rate	$ 1,952.02
Cash and cash equivalents	$ 4	5
Pounds [Member] | Investment in financial assets [member]
Statement [Line Items]
Amount of foreign currency	$ 0.482
Prevailing exchange rate	$ 1,952.02
Investment in financial assets	$ 940	1,167
Euros [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.010
Prevailing exchange rate	$ 1,681.28
Trade and other receivables	$ 17	19
Euros [Member] | Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency	$ 0.024
Prevailing exchange rate	$ 1,681.28
Cash and cash equivalents	$ 40	19
Chilenean pesos [Member] | Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency	$ 103.222
Prevailing exchange rate	$ 1.61
Cash and cash equivalents	$ 166	172
Trade And Other Payables Related Parties [Member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 7.986
Prevailing exchange rate	$ 1,482.00
Trade and other payables	$ 11,835	12,883
Trade and other payable related parties | Bolivian pesos [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.339
Prevailing exchange rate	$ 215.45
Trade and other payables	$ 73	79
Trade and other payable | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 119.990
Prevailing exchange rate	$ 1,482.00
Trade and other payables	$ 177,825	135,494
Trade and other payable | Uruguayan pesos [Member]
Statement [Line Items]
Amount of foreign currency	$ 1.055
Prevailing exchange rate	$ 36.96
Trade and other payables	$ 39	40
Trade and other payable | Euros [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.001
Prevailing exchange rate	$ 1,695.26
Trade and other payables	$ 2	$ 0